CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) - USD ($) $ in Millions				12 Months Ended
	Jan. 01, 2025	Nov. 29, 2024	May 02, 2013	Dec. 31, 2025	Dec. 31, 2024	Jan. 02, 2025	Nov. 26, 2024	Dec. 31, 2023	Aug. 13, 2019
Restricted cash				$ 130.6	$ 181.9			$ 323.2
Preference shares liquidation preference, value							$ (225.0)		$ (250.0)
5.950% Preference Shares (AHL PRC)
Preferred Stock, Shares Issued			11,000,000,000,000	0	11,000,000
Preferred Stock, Dividend Rate, Percentage	5.95%	5.95%	5.95%	5.95%	5.95%
Preference shares liquidation preference, value			$ (275.0)			$ (275.0)